Other income (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other income.
Tax refund	¥ 1,279,000	¥ 606,000	¥ 1,203,000
Government grants (Note (i))	46,587,000	36,602,000	9,265,000
Income from depositary bank (Note 29)	4,274,000
Other income	¥ 52,140,000	¥ 37,208,000	¥ 10,468,000